LONG-TERM DEBT (Details) - USD ($)	Jan. 03, 2021	Apr. 06, 2020	Dec. 29, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure of detailed information about borrowings [line items]
Principal amount	$ 1,000,000,000		$ 845,000,000
Long-term debt (note 11)	1,000,000,000		845,000,000
Revolving long-term bank credit facility, interest at variable U.S. LIBOR-based interest rate plus a spread ranging from 1% to 2%
Disclosure of detailed information about borrowings [line items]
Principal amount	0		245,000,000
Maximum borrowing capacity	1,000,000,000				$ 1,000,000,000
Amount committed against facility to cover various letters of credit	7,200,000		22,500,000
Long-term debt (note 11)	$ 0		245,000,000
Revolving long-term bank credit facility, interest at variable U.S. LIBOR-based interest rate plus a spread ranging from 1% to 2% | Effective interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate	2.30%
Interest rate	2.30%
Revolving long-term bank credit facility, interest at variable U.S. LIBOR-based interest rate plus a spread ranging from 1% to 2% | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Basis spread on variable rate	1.00%
Basis spread on variable rate	1.00%
Revolving long-term bank credit facility, interest at variable U.S. LIBOR-based interest rate plus a spread ranging from 1% to 2% | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Basis spread on variable rate	3.00%
Basis spread on variable rate	3.00%
Term Loan, Interest At Variable U.S. LIBOR-based Interest Rate Plus A Spread Ranging From 1% to 3% Due April 2025
Disclosure of detailed information about borrowings [line items]
Principal amount	$ 300,000,000		300,000,000
Maximum borrowing capacity				$ 300,000,000
Long-term debt (note 11)	$ 300,000,000		300,000,000
Term Loan, Interest At Variable U.S. LIBOR-based Interest Rate Plus A Spread Ranging From 1% to 3% Due April 2025 | Effective interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate	2.60%
Interest rate	2.60%
Term Loan, Interest At Variable U.S. LIBOR-based Interest Rate Plus A Spread Ranging From 1% to 3% Due April 2025 | Bottom of range [member] | LIBOR
Disclosure of detailed information about borrowings [line items]
Basis spread on variable rate	1.00%
Basis spread on variable rate	1.00%
Term Loan, Interest At Variable U.S. LIBOR-based Interest Rate Plus A Spread Ranging From 1% to 3% Due April 2025 | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Basis spread on variable rate	3.00%
Basis spread on variable rate	3.00%
Term loan, interest at variable U.S. LIBOR-based interest rate plus a spread ranging from 1% to 3% Due April 2022
Disclosure of detailed information about borrowings [line items]
Principal amount	$ 400,000,000		0
Maximum borrowing capacity		$ 400,000,000
Long-term debt (note 11)	$ 400,000,000		0
Term loan, interest at variable U.S. LIBOR-based interest rate plus a spread ranging from 1% to 3% Due April 2022 | Effective interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate	2.60%
Interest rate	2.60%
Term loan, interest at variable U.S. LIBOR-based interest rate plus a spread ranging from 1% to 3% Due April 2022 | Bottom of range [member] | LIBOR
Disclosure of detailed information about borrowings [line items]
Basis spread on variable rate	1.70%
Basis spread on variable rate	1.70%
Term loan, interest at variable U.S. LIBOR-based interest rate plus a spread ranging from 1% to 3% Due April 2022 | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Basis spread on variable rate	3.00%
Basis spread on variable rate	3.00%
Notes payable, interest at fixed and variable rates
Disclosure of detailed information about borrowings [line items]
Principal amount	$ 300,000,000
Long-term debt (note 11)	$ 300,000,000
Notes payable, interest at fixed rate of 2.70%, payable semi-annually
Disclosure of detailed information about borrowings [line items]
Interest rate	2.70%
Principal amount	$ 100,000,000		100,000,000
Interest rate	2.70%
Long-term debt (note 11)	$ 100,000,000		100,000,000
Notes payable, interest at fixed rate of 2.70%, payable semi-annually | Effective interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate	2.70%
Interest rate	2.70%
Notes payable, interest at variable U.S. LIBOR-based interest rate plus a spread of 1.53% payable quarterly
Disclosure of detailed information about borrowings [line items]
Principal amount	$ 50,000,000		50,000,000
Long-term debt (note 11)	$ 50,000,000		50,000,000
Notes payable, interest at variable U.S. LIBOR-based interest rate plus a spread of 1.53% payable quarterly | Effective interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate	2.70%
Interest rate	2.70%
Notes payable, interest at variable U.S. LIBOR-based interest rate plus a spread of 1.53% payable quarterly | LIBOR
Disclosure of detailed information about borrowings [line items]
Basis spread on variable rate	1.53%
Basis spread on variable rate	1.53%
Notes payable, interest at fixed rate of 2.91%, payable semi-annually
Disclosure of detailed information about borrowings [line items]
Interest rate	2.91%
Principal amount	$ 100,000,000		100,000,000
Interest rate	2.91%
Long-term debt (note 11)	$ 100,000,000		100,000,000
Notes payable, interest at fixed rate of 2.91%, payable semi-annually | Effective interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate	2.90%
Interest rate	2.90%
Notes payable, interest at variable U.S. LIBOR-based interest rate plus a spread of 1.57% payable quarterly
Disclosure of detailed information about borrowings [line items]
Principal amount	$ 50,000,000		50,000,000
Long-term debt (note 11)	$ 50,000,000		$ 50,000,000
Notes payable, interest at variable U.S. LIBOR-based interest rate plus a spread of 1.57% payable quarterly | Effective interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate	2.90%
Interest rate	2.90%
Notes payable, interest at variable U.S. LIBOR-based interest rate plus a spread of 1.57% payable quarterly | LIBOR
Disclosure of detailed information about borrowings [line items]
Basis spread on variable rate	1.57%
Basis spread on variable rate	1.57%